Schedule I - Financial Information of Parent Company (Details) - Financial Information of Parent Company - Shareholders' Equity (Parentheticals) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule I - Financial Information of Parent Company (Details) - Financial Information of Parent Company - Shareholders' Equity (Parentheticals) [Line Items]
Net unrealized loss on available-for-sale securities, tax effects			$ 5,728
Reclassification adjustment of available-for-sale securities, tax effects
AOCI Attributable to Parent [Member] | Parent Company [Member]
Schedule I - Financial Information of Parent Company (Details) - Financial Information of Parent Company - Shareholders' Equity (Parentheticals) [Line Items]
Net unrealized loss on available-for-sale securities, tax effects			5,728
Reclassification adjustment of available-for-sale securities, tax effects
AOCI Attributable to Parent [Member]
Schedule I - Financial Information of Parent Company (Details) - Financial Information of Parent Company - Shareholders' Equity (Parentheticals) [Line Items]
Net unrealized loss on available-for-sale securities, tax effects			5,728
Parent Company [Member]
Schedule I - Financial Information of Parent Company (Details) - Financial Information of Parent Company - Shareholders' Equity (Parentheticals) [Line Items]
Net unrealized loss on available-for-sale securities, tax effects			5,728
Reclassification adjustment of available-for-sale securities, tax effects